Cover	Jan. 15, 2026
Cover [Abstract]
Entity Registrant Name	CitroTech Inc.
Entity Central Index Key	0000894556
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Jan. 15, 2026
Entity File Number	000-56567
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	87-2765150
Entity Address Address Line 1	6400 S. Fiddler Green Cir
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Greenwood Village
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80111
City Area Code	800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	401-4535
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CITR
Security Exchange Name	NYSE